INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred income tax assets	$ 8,689	$ 2,993
Deferred income tax liabilities	(15,083)	(7,722)
Total deferred income tax assets and liabilities	$ (6,394)	$ (4,729)